Share-Based Compensation - Equity settled share based payment arrangements (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation by share based award number of options exercised during the period	0	0